Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the year ended 31 December 2025
Net interest income 6,550 4,508 (70) (2,927) (248) (1,459) 6,354
Non-interest income 18,896 3,730 3,221 14,838 120 530 41,335
Total revenues 25,446 8,238 3,150 11,910 (128) (928) 47,688
Credit loss expense / (release) 47 349 1 147 3 3 549
Operating expenses 20,776 6,234 2,440 9,476 2,873 1,240 43,038
Operating profit / (loss) before tax 4,624 1,654 709 2,288 (3,003) (2,171) 4,101
Tax expense / (benefit) 534
Net profit / (loss) 3,566
Additional information
Total assets 577,946 481,784 26,889 488,001 25,413 17,140 1,617,173
Additions to non-current assets 949 401 132 772 14 0 2,268
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the year ended 31 December 2024
Net interest income 5,901 4,035 (54) (3,484) (12) (1,708) 4,678
Non-interest income 16,247 3,123 2,853 13,321 347 1,753 37,645
Total revenues 22,148 7,159 2,799 9,837 335 45 42,323
Credit loss expense / (release) (1) 393 0 98 55 0 544
Operating expenses 18,893 4,714 2,334 8,753 3,673 979 39,346
Operating profit / (loss) before tax 3,255 2,052 465 987 (3,392) (935) 2,433
Tax expense / (benefit) 900
Net profit / (loss) 1,533
Additional information
Total assets 560,194 449,224 22,291 453,078 67,696 15,577 1,568,060
Additions to non-current assets 286 704 77 589 61 0 1,717
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the year ended 31 December 2023
Net interest income 5,345 3,059 (37) (2,586) 24 (1,238) 4,566
Non-interest income 13,194 2,158 2,108 10,371 34 1,244 29,109
Total revenues 18,539 5,216 2,071 7,784 58 6 33,675
Credit loss expense / (release) 25 50 (1) 67 1 1 143
Operating expenses 14,900 2,889 1,706 7,588 1,010 919 29,011
Operating profit / (loss) before tax 3,614 2,277 366 130 (952) (914) 4,521
Tax expense / (benefit) 1,206
Net profit / (loss) 3,315
Additional information
Total assets 404,747 283,980 19,662 402,415 13,845 31,368 1,156,016
Additions to non-current assets 666 219 70 445 0 0 1,400

Disclosure Of Geographical Areas Explanatory
Segment reporting by geographic location
For the year ended 31 December 2025
Total revenues Total non-current assets
USD bn Share % USD bn
Share %
Americas
1
17.2 36 8.8 41
Asia Pacific 8.0 17 1.2 6
EMEA (excluding Switzerland) 8.4 18 2.7 13
Switzerland 14.9 31 8.5 40
Global
2
(0.9) (2) 0.0 0
Total 47.7 100 21.2 100
For the year ended 31 December 2024
Total revenues Total non-current assets
USD bn Share % USD bn
Share %
Americas
1
15.7 37 8.9 42
Asia Pacific 6.7 16 1.3 6
EMEA (excluding Switzerland) 7.0 17 2.7 13
Switzerland 12.0 28 8.2 39
Global
3
0.9 2 0.0 0
Total 42.3 100 21.1 100
For the year ended 31 December 2023
Total revenues Total non-current assets
USD bn Share % USD bn
Share %
Americas
1
13.3 39 8.6 47
Asia Pacific 5.0 15 1.2 7
EMEA (excluding Switzerland) 6.1 18 2.6 14
Switzerland 9.2 27 5.9 32
Global 0.0 0 0.0 0
Total 33.7 100 18.3 100
1 Predominantly related to the US.
2 Includes certain revenues in Global Wealth Management that were not allocated to geographical regions.
3 Includes certain revenues in Asset Management and Global Wealth
Management that were not allocated to geographical regions.